UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                     August 14, 2008
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 79
                                              -----------------------

Form 13F Information Table Value Total:             $260,397
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

FORM 13F INFORMATION TABLE:

------------------------------------------------------------------------------------------------------------------------------------
NAME OF                                  TYPE OF                                       SHR OR   SH/PUT   INVSTMNT   OTHER   VOTING
ISSUER                                   CLASS           CUSIP          VALUE          PRN AMT PRN/CALL   DSCRTN    MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. Class B                    CL B            007942204   $3,519,255.00     559,500   SH       Sole       N/A      Sole
Allied Defense Group, Inc.               COM             019118108   $5,786,805.96   1,037,062   SH       Sole       N/A      Sole
American Pacific Corp.                   COM             028740108  $11,737,043.72     680,803   SH       Sole       N/A      Sole
Amerigo Resources                        COM             03074G109   $1,698,226.52   1,118,800   SH       Sole       N/A      Sole
Argo Group International Holdings Ltd.   COM             G0464B107     $370,505.76      11,040   SH       Sole       N/A      Sole
Audiovox Corporation Class A             CL A            050757103   $7,995,070.84     814,162   SH       Sole       N/A      Sole
Bassett Furniture Industry               COM             070203104  $14,454,882.00   1,224,990   SH       Sole       N/A      Sole
Beazer Homes USA                         COM             07556Q105   $2,694,654.60     483,780   SH       Sole       N/A      Sole
Beverly Hills Bancorp                    COM             087866109     $131,318.88      78,166   SH       Sole       N/A      Sole
BKF Capital Group                        COM             05548G102     $978,333.75     434,815   SH       Sole       N/A      Sole
Bofi Holdings Inc.                       COM             05566U108   $2,975,472.65     402,635   SH       Sole       N/A      Sole
Books-A-Million Inc.                     COM             098570104   $1,337,596.86     174,621   SH       Sole       N/A      Sole
Bowl America Inc. - Class A              CL A            102565108     $366,424.65      26,267   SH       Sole       N/A      Sole
Brigham Exploration Co.                  COM             109178103   $7,891,397.47     498,509   SH       Sole       N/A      Sole
BRT Realty Trust                         COM             055645303   $5,478,684.00     456,557   SH       Sole       N/A      Sole
California First National Bank Corp.     COM             130222102   $5,583,571.20     581,622   SH       Sole       N/A      Sole
Callon Petroleum Co.                     COM             13123X102  $17,644,600.80     644,905   SH       Sole       N/A      Sole
Canfor Corporation                       COM             137576104   $1,133,199.00     151,700   SH       Sole       N/A      Sole
Canfor Pulp Income                       COM             137582102   $1,010,181.07      87,309   SH       Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.          COM             G2110R106   $2,439,072.00     752,800   SH       Sole       N/A      Sole
Coachmen Industries                      COM             189873102   $1,739,330.68     820,439   SH       Sole       N/A      Sole
Comstock Homebuilding Class A            CL A            205684103     $502,347.60   1,395,410   SH       Sole       N/A      Sole
Cooper Tire & Rubber Co.                 COM             216831107   $1,451,184.00     185,100   SH       Sole       N/A      Sole
Covenant Transport Inc. Cl. A.           CL A            22284P105     $928,516.15     277,169   SH       Sole       N/A      Sole
Credence Systems Corp.                   COM             225302108   $1,676,870.00   1,289,900   SH       Sole       N/A      Sole
Delta Apparel Inc.                       COM             247368103   $2,122,777.95     581,583   SH       Sole       N/A      Sole
Dillards Inc. Class A.                   CL A            254067101   $3,589,014.00     310,200   SH       Sole       N/A      Sole
Duckwall-ALCO                            COM             264142100   $2,198,376.80     238,954   SH       Sole       N/A      Sole
Exxon Mobil Corp.                        COM             30231G102     $430,074.40       4,880   SH       Sole       N/A      Sole
FBR Capital Markets Corp.                COM             30247C301   $2,836,698.68     563,956   SH       Sole       N/A      Sole
First Federal Northern Michigan Bancorp. COM             32021X105     $213,483.60      35,640   SH       Sole       N/A      Sole
Fisher Communications Inc.               COM             337756209   $2,140,721.52      62,158   SH       Sole       N/A      Sole
Friedman Billings Ramsey Group           COM             358434108   $6,938,760.00   4,625,840   SH       Sole       N/A      Sole
Handleman Company                        COM             410252100   $2,872,386.00   1,595,770   SH       Sole       N/A      Sole
Hardinge Inc.                            COM             412324303   $4,553,461.65     345,745   SH       Sole       N/A      Sole
Head N.V.                                Austrian Shares N3917B106   $3,972,583.72   2,001,100   SH       Sole       N/A      Sole
Horsehead Holdings                       COM             440694305   $7,845,559.04     645,194   SH       Sole       N/A      Sole
HRPT Properties Trust                    COM             40426W101   $1,107,761.56     163,628   SH       Sole       N/A      Sole
Huttig Building Products                 COM             448451104     $173,738.28      95,988   SH       Sole       N/A      Sole
IDT Corporation (IDT.C)                  COM             448947101      $23,254.00      15,400   SH       Sole       N/A      Sole
IDT Corporation Class B. (IDT)           CL B            448947309     $160,990.00      94,700   SH       Sole       N/A      Sole
Integrated Telecom Express Inc.          COM             45817U994       $3,083.00     308,300   SH       Sole       N/A      Sole
International Shipholding Corporation    COM NEW         460321201   $3,379,321.36     144,169   SH       Sole       N/A      Sole
J. Alexanders Corp.                      COM             466096104     $856,170.00     122,310   SH       Sole       N/A      Sole
John B. Sanfilippo & Son Inc.            COM             800422107     $742,647.40      85,460   SH       Sole       N/A      Sole
LandAmerica Financial Group              COM             514936103   $1,202,698.00      54,200   SH       Sole       N/A      Sole
Leader Energy Services                   COM             52168A106      $36,314.70     526,300   SH       Sole       N/A      Sole
Lodgian Inc.                             COM             54021P502   $1,284,339.24     164,028   SH       Sole       N/A      Sole
Lubys. Inc.                              COM             549282101   $2,050,838.30     336,203   SH       Sole       N/A      Sole
M/I Homes Inc.                           COM             55305B101   $5,776,056.00     367,200   SH       Sole       N/A      Sole
MAIR Holdings Inc.                       COM             560635104   $6,683,881.05   1,650,341   SH       Sole       N/A      Sole
Marlin Business Service                  COM             571157106     $746,984.70     107,790   SH       Sole       N/A      Sole
Medallion Financial Corp.                COM             583928106   $2,061,020.64     218,792   SH       Sole       N/A      Sole
Meridian Resources                       COM             58977Q109   $8,889,149.45   3,013,271   SH       Sole       N/A      Sole
Meritage Homes Corp.                     COM             59001A102   $5,519,012.87     363,811   SH       Sole       N/A      Sole
MIIX Group, Inc.                         COM             59862V104           $8.82      14,700   SH       Sole       N/A      Sole
Mod-Pac Corp.                            COM             607495108     $752,908.00     188,227   SH       Sole       N/A      Sole
National RV Holdings                     COM             637277104      $34,219.75     684,395   SH       Sole       N/A      Sole
Old Republic International Corp.         COM             680223104   $4,527,616.00     382,400   SH       Sole       N/A      Sole
Patterson-UTI Energy Inc.                COM             703481101   $3,301,264.00      91,600   SH       Sole       N/A      Sole
Pep Boys - MM&J                          COM             713278109     $184,864.00      21,200   SH       Sole       N/A      Sole
PMA Capital Corp. Cl. A                  CL A            693419202  $12,761,845.71   1,385,651   SH       Sole       N/A      Sole
Quaker Fabric Corp.                      COM             747399103         $111.00      22,200   SH       Sole       N/A      Sole
Quanta Capital Holdings Ltd.             COM             G7313F106   $6,900,843.84   2,613,956   SH       Sole       N/A      Sole
Safety Insurance Group                   COM             78648T100     $270,940.00       7,600   SH       Sole       N/A      Sole
Sielox Inc.                              COM             82620E107      $36,879.30     194,102   SH       Sole       N/A      Sole
Sinclair Broadcast Group Class A         CL A            829226109      $95,000.00      12,500   SH       Sole       N/A      Sole
Spansion Inc. Cl. A.                     CL A            84649R101   $5,812,650.00   2,583,400   SH       Sole       N/A      Sole
Sparton Corporation                      COM             847235108      $48,199.20      11,476   SH       Sole       N/A      Sole
Specialty Underwriters'Alliance          COM             84751T309   $6,737,271.81   1,254,613   SH       Sole       N/A      Sole
Superior Industries International Inc.   COM             868168105   $8,686,161.04     514,583   SH       Sole       N/A      Sole
Sypris Solutions Inc.                    COM             871655106   $1,232,259.00     293,395   SH       Sole       N/A      Sole
Tandy Brands Accessories Inc.            COM             875378101   $1,888,899.63     342,813   SH       Sole       N/A      Sole
Technology Solutions                     COM NEW         87872T207     $204,642.56      44,104   SH       Sole       N/A      Sole
Tecumseh Products Company - Class A      CL A            878895200   $8,750,555.44     266,948   SH       Sole       N/A      Sole
Tecumseh Products Company - Class B      CL B            878895101  $13,709,429.76     472,576   SH       Sole       N/A      Sole
Unifi Inc.                               COM             904677101   $2,413,404.00     957,700   SH       Sole       N/A      Sole
Vestin Realty Mortgage I Inc.            COM             925490104      $47,988.11      26,809   SH       Sole       N/A      Sole
Young Broadcasting                       COM             987434107      $63,759.08     455,422   SH       Sole       N/A      Sole